5. EQUITY TRANSACTIONS (Details - Warrant assumptions) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Risk free interest rate, minimum		0.79%
Risk free interest rate, maximum		2.29%
Risk free interest rate	1.70%
Average expected term	5 years	7 years
Expected Volatility Rate, Minimum		87.80%
Expected volatility rate	98.60%
Expected Volatility Rate, Maximum		107.40%
Expected dividends	$ 0	$ 0